[FTI Letterhead]




December 14, 2001


To Our Clients and Friends,

     In April 2001, we announced our merger with Franklin Templeton Investments. Since then, we have been working closely with our colleagues at Franklin Templeton to leverage our considerable resources and strengthen our operations. We are pleased to inform you that effective January 1, 2002, Fiduciary Trust Company International will implement several changes to our FTI Fund operations.

     To enhance the service that we provide, we have implemented the following changes:

>> Transfer Agency System Conversion - Our mutual fund transfer agency functions, which have been handled by Federated Services Company, will now be handled by Franklin Templeton Investor Services, LLC. Your account number will remain unchanged. Fund identifying numbers will, however, change with the conversion.

>> Change in Distribution Arrangements - Distribution of FTI Funds, which had previously been performed by Edgewood Services, Inc., will now be provided by Franklin Templeton Distributors, Inc.

>> Quarterly Asset Summary Statements - As a result of the transfer agency conversion, beginning in 2002, you will receive your account statements quarterly. In addition to the quarterly Asset Summary Statement, you will continue to receive confirmation statements following each transaction for purchases, exchanges, and redemptions. You will receive more detailed information on how to read your new account statement with your next transaction confirmation or quarterly Asset Summary Statement.

>> New Wiring Instructions - When wiring proceeds to settle purchases, please use the following wiring instructions:


      Chase Manhattan Bank
      New York, NY
      ABA/RT  021000021
      Credit account:  323117694
      Credit account name:  Franklin Templeton Incoming Wire Account
      St. Petersburg, FL  33716
      Beneficiary Reference: FTI Fund account number(s) and account name(s)

>>   New  Contact  Information  -  For  fund  price,   performance  figures,  or
     information on your account, please contact a Franklin Templeton Service Specialist at 800-321-8563.



>> New mailing address - For written correspondence, please make note of our new mailing address:

      FTI Institutional Services
      One Franklin Parkway
      San Mateo, CA  94403-1906

     We will be happy to respond to your inquiries regarding the changes to our mutual fund operations. Please feel free to contact Sabnam Khan at 800-321-8563, extension 23567, with any questions you may have.

     We look forward to assisting you in the future with your investment needs and providing you with the highest level of service.


Sincerely,
James C. Goodfellow
Vice Chairman
Fiduciary Trust Company International